Property and equipment, net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and equipment, net

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	December 31, 2017	December 31, 2016
Manufacturing equipment	$421,999	$421,999
Computers and computer equipment	311,847	276,263
Website development costs	177,886	159,836
Laboratory equipment	13,368	13,368
Capital in progress	28,823	7,863

Total property and equipment	953,923	879,329
Accumulated depreciation	(622,883)	(323,014)

Property and equipment, net	$331,040	$556,315

Capital in progress consists of assets acquired but not yet placed into service. At December 31, 2017 capital in progress consisted of computers and computer equipment, and at December 31, 2016 capital in progress consisted of computers and website development costs.

Depreciation expense was $324,548, $277,231 and $49,881 for the years ended December 31, 2017, December 31, 2016, and December 31, 2015, respectively.